Portfolio of Investments
Columbia Overseas Value Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.1%
Issuer	Shares	Value ($)
Australia 1.4%
Ansell Ltd.	310,703	9,752,158
BHP Group Ltd., ADR	352,904	26,153,715
Total		35,905,873
Austria 1.6%
Andritz AG	735,258	42,931,718
Canada 6.9%
Alimentation Couche-Tard, Inc., Class B	1,489,338	54,467,078
Cameco Corp.(a)	1,285,866	25,678,744
Teck Resources Ltd., Class B	1,179,080	29,135,067
Teekay Tankers Ltd., Class A(b)	1,067,976	16,051,679
West Fraser Timber Co., Ltd.	268,712	20,677,511
Yamana Gold, Inc.	6,416,764	33,623,843
Total		179,633,922
Finland 2.0%
UPM-Kymmene OYJ	1,346,994	51,436,197
France 12.4%
AtoS	491,261	32,852,979
AXA SA	2,333,209	64,953,249
BNP Paribas SA	1,120,237	77,122,841
DBV Technologies SA, ADR(b)	305,501	1,787,181
Eiffage SA	253,572	27,979,154
Sanofi	374,856	40,107,081
Total SE	1,660,234	77,434,573
Total		322,237,058
Germany 6.4%
Aroundtown SA	1,926,194	16,246,612
Bayer AG, Registered Shares	265,175	16,903,211
Covestro AG	567,799	39,660,018
Duerr AG	775,223	31,908,369
E.ON SE	2,432,184	29,578,835
KION Group AG	303,488	32,265,474
Total		166,562,519
Greece 0.4%
Piraeus Financial Holdings SA(b)	5,885,908	10,729,317
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.6%
WH Group Ltd.	47,548,000	41,004,953
Ireland 0.0%
Amarin Corp. PLC, ADR(b)	284,070	1,289,678
Israel 2.1%
Bank Hapoalim BM(b)	4,380,291	38,416,908
Bezeq Israeli Telecommunication Corp., Ltd.(b)	13,681,640	15,264,200
Total		53,681,108
Japan 19.5%
Dai-ichi Life Holdings, Inc.	1,203,300	25,173,190
Daiwabo Holdings Co., Ltd.	1,894,000	29,453,132
Fujitsu Ltd.	134,400	21,923,662
Invincible Investment Corp.	25,332	10,297,034
ITOCHU Corp.	1,696,900	51,171,812
Kinden Corp.	1,121,000	18,848,802
Koito Manufacturing Co., Ltd.	375,600	24,713,451
Matsumotokiyoshi Holdings Co., Ltd.	962,800	41,729,989
Nippon Telegraph & Telephone Corp.	1,030,500	27,906,238
ORIX Corp.	3,105,100	54,857,473
Shionogi & Co., Ltd.	360,100	18,399,789
Ship Healthcare Holdings, Inc.	1,144,500	27,429,181
SoftBank Group Corp.	198,100	15,089,830
Sony Group Corp.	158,900	15,800,477
Starts Corp., Inc.	276,000	7,029,501
Sumitomo Mitsui Financial Group, Inc.	1,062,400	38,842,012
Takeda Pharmaceutical Co., Ltd.	830,100	28,365,662
Takuma Co., Ltd.	788,945	13,488,789
Toyota Motor Corp.	429,800	35,668,618
Total		506,188,642
Netherlands 6.9%
ABN AMRO Bank NV(b)	2,037,296	27,279,216
ASR Nederland NV	1,148,965	49,484,486
ING Groep NV	4,787,869	66,997,143
Signify NV	576,531	35,657,611
Total		179,418,456
Columbia Overseas Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 1.5%
Leroy Seafood Group ASA	3,384,488	30,554,360
Yara International ASA	137,619	7,341,176
Total		37,895,536
Pakistan 0.2%
DG Khan Cement Co., Ltd.(b)	6,178,454	4,865,883
Russian Federation 1.4%
Sberbank of Russia PJSC, ADR	2,154,282	36,264,976
Singapore 2.9%
BW LPG Ltd.	2,141,047	14,797,602
DBS Group Holdings Ltd.	814,600	18,716,750
Venture Corp., Ltd.	2,868,100	41,719,109
Total		75,233,461
South Korea 1.9%
GS Retail Co., Ltd.	653,821	21,818,584
Hyundai Home Shopping Network Corp.	117,078	9,932,213
Youngone Corp.	437,017	18,582,797
Total		50,333,594
Spain 3.7%
ACS Actividades de Construccion y Servicios SA	576,821	17,779,505
Banco Santander SA	9,204,226	38,765,451
Endesa SA	1,108,393	31,956,372
Tecnicas Reunidas SA(b)	462,756	6,591,973
Total		95,093,301
Sweden 0.2%
Granges AB	459,586	6,109,462
Switzerland 1.0%
Novartis AG, Registered Shares	306,124	27,043,211
Taiwan 1.8%
Fubon Financial Holding Co., Ltd.	17,556,000	45,544,576
United Kingdom 17.1%
Barclays Bank PLC	8,123,020	21,093,832
BP PLC	7,051,894	30,719,868
British American Tobacco PLC	1,699,836	65,469,656
BT Group PLC(b)	8,994,903	22,265,151
Crest Nicholson Holdings PLC(b)	1,451,080	9,416,650
DCC PLC	437,529	37,151,698
Common Stocks (continued)
Issuer	Shares	Value ($)
John Wood Group PLC(b)	2,009,911	6,965,360
Just Group PLC(b)	23,715,499	37,055,099
Liberty Global PLC, Class C(b)	1,340,805	36,496,712
Micro Focus International PLC	1,133,258	8,339,521
Royal Dutch Shell PLC, Class B	3,198,467	58,152,132
Royal Mail PLC(b)	1,717,104	14,080,907
TP Icap Group PLC	13,368,216	40,617,998
Vodafone Group PLC	19,401,275	35,175,585
WPP PLC	1,583,931	21,879,783
Total		444,879,952
United States 2.2%
Aerie Pharmaceuticals, Inc.(b)	236,699	3,855,826
Burford Capital Ltd.	2,080,252	24,963,024
Diversified Energy Co. PLC	10,391,121	15,419,994
Insmed, Inc.(b)	184,572	4,540,471
Quotient Ltd.(b)	829,900	3,452,384
Sage Therapeutics, Inc.(b)	55,188	3,841,085
Total		56,072,784
Total Common Stocks (Cost $2,227,942,473)		2,470,356,177

Exchange-Traded Equity Funds 1.8%
	Shares	Value ($)
United States 1.8%
iShares MSCI EAFE Value ETF	890,455	48,004,429
Total Exchange-Traded Equity Funds (Cost $46,542,950)		48,004,429

Preferred Stocks 0.8%
Issuer	Shares	Value ($)
Germany 0.8%
Volkswagen AG	78,512	21,614,263
Total Preferred Stocks (Cost $17,433,901)		21,614,263

2	Columbia Overseas Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2021 (Unaudited)
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(c),(d)	14,498,576	14,497,126
Total Money Market Funds (Cost $14,497,126)		14,497,126
Total Investments in Securities (Cost $2,306,416,450)		2,554,471,995
Other Assets & Liabilities, Net		43,597,760
Net Assets		$2,598,069,755
At May 31, 2021, securities and/or cash totaling $13,069,103 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
59,393,000 CAD	48,665,016 USD	Goldman Sachs International	06/30/2021	—	(497,441)
20,877,000 GBP	28,973,184 USD	Goldman Sachs International	06/30/2021	—	(655,594)
55,308,000 ILS	16,990,692 USD	Goldman Sachs International	06/30/2021	—	(35,376)
49,039,995,000 KRW	43,653,191 USD	Goldman Sachs International	06/30/2021	—	(364,912)
25,860,000 SGD	19,382,083 USD	Goldman Sachs International	06/30/2021	—	(170,412)
1,009,051,000 TWD	36,179,670 USD	Goldman Sachs International	06/30/2021	—	(372,750)
92,189,971 USD	118,828,000 AUD	Goldman Sachs International	06/30/2021	—	(573,263)
17,870,972 USD	14,637,000 EUR	Goldman Sachs International	06/30/2021	—	(12,190)
12,169,810 USD	102,687,000 SEK	Goldman Sachs International	06/30/2021	198,729	—
Total				198,729	(2,681,938)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(12,579,103)	(6,299)	25.00	6/18/2021	(183,252)	(50,392)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	12,842,919	316,587,974	(314,933,767)	—	14,497,126	—	3,414	14,498,576
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Overseas Value Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2021 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Overseas Value Fund | Quarterly Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT208_02_L01_(07/21)